CMG MONEY MARKET FUND

                         A SERIES OF CMG INVESTORS TRUST


                                 ADVISOR SHARES

                                   PROSPECTUS


                                 April 15, 2002




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CMG Money Market Fund is a series of CMG Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

This Prospectus provides important information about Advisor Shares of the Fund that you should know about before investing.

No sales charge is imposed on the purchase or redemption of shares.

===============================================================================



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.









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                                TABLE OF CONTENTS

                              CMG MONEY MARKET FUND
                         A SERIES OF CMG INVESTORS TRUST


ABOUT THE FUND..............................................................1

EXPENSES AND FEES...........................................................2

INVESTMENT OBJECTIVE AND POLICIES...........................................3

MANAGEMENT ARRANGEMENTS.....................................................5

HOW TO BUY SHARES...........................................................7

HOW TO REDEEM SHARES........................................................9

NET ASSET VALUE............................................................11

DIVIDENDS AND DISTRIBUTIONS................................................11

TAXES......................................................................12

DISTRIBUTION PLAN..........................................................13

PERFORMANCE INFORMATION....................................................13

ADDITIONAL INFORMATION.....................................................14






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                                 ABOUT THE FUND

INVESTMENT GOALS. The Fund, CMG Money Market Fund, is a series of CMG Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of individual and institutional investors seeking current income liquidity and preservation of capital.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Money Market Portfolio is a series of Cadre Institutional Investors Trust. The Money Market Portfolio has the same investment objective and substantially the same investment policies as the Fund.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

           -    U.S. Government Obligations

           -    Bank Obligations

           -    Commercial Paper

           -    Repurchase Agreements

PRINCIPAL RISKS. Because the Money Market Portfolio invests in debt securities, a decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the value of the Portfolio's investment will be adversely affected and the Fund's net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

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                                EXPENSES AND FEES

The following table summarizes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases..........................None
Maximum Deferred Sales Charge (Load)......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...............None
Redemption Fee............................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees(1).......................................................0.24%
Distribution (12b-1) Fees................................................0.25%
Other Expenses(2)........................................................0.11%
Total Annual Fund Operating Expenses(3)..................................0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:


----------
1 Includes the investment advisory fee payable by the Fund to Capital Management Group Advisors, LLC, the Fund's investment adviser. This fee is reduced by the full amount of the investment advisory fee and ordinary operating expenses of the Money Market Portfolio which are borne by the Fund as an investor in the Money Market Portfolio.
2 Based on estimate of expenses for the fiscal year, assuming that the net assets of the Fund are $300 million.
3 Capital Management Group Advisors, LLC has contractually agreed to pay or absorb expenses of the Fund (including the Fund's share of the Money Market Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund with respect to the Advisor
      Shares do not exceed 0.60% of the Fund's average daily net assets on an annual basis. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess Fund expenses paid or absorbed by Capital Management Group Advisors, LLC under the expense limitation agreement are carried forward and are required to be repaid by the Fund in the future up to three years after the expense is incurred, but only if repayment by the Fund does not cause the expense limitation to be exceeded. The fees and expenses described in this table and in the example below include the fees and expenses of the Fund and the Fund's share of fees and expenses of the Money Market Portfolio.

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                    1 YEAR                     3 YEARS
                    ------                     -------
                    $61.32                     $192.17


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. CMG Money Market Fund (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio is a series of Cadre Institutional Investors Trust ("CIIT").

The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Portfolio Adviser"), the Portfolio's investment adviser, to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of CIIT. In addition, any security purchased by the Portfolio must at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated securities. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Portfolio Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Portfolio Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS. These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities if it is not legally obligated to do so.

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BANK OBLIGATIONS. These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Bankers' acceptances are bills of exchange guaranteed by a bank or trust company for payment within one to six months.

Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the issuer of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

REPURCHASE AGREEMENTS. These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements only with respect to securities that it may purchase under its investment policies, but without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed. Repurchase agreements themselves are not rated by NRSROs. However, the Portfolio enters into repurchase agreements only with securities dealers and other financial institutions that are rated at least either A-1/P-1 by Standard & Poor's Credit Market Services ("S&P") or Moody's Investors Services, Inc. ("Moody's"), respectively.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow money for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and industry concentration described above, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of CMG Investors Trust (the "Trust").

THE MANAGER OF THE FUND. Capital Management Group Advisors, LLC ("CMG"), 67 Wall Street, New York, New York 10005, serves as the investment adviser of the Fund. CMG is responsible for managing the Fund's investment portfolio and providing various administrative services to the Fund. For these services, the Fund pays a monthly fee to CMG which is computed at the annual rate of 0.24% of the Fund's average daily net assets.

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CMG is a limited liability company which was formed in November 1999. Mr.
Bernard B. Beal is the Chairman of the Board, President, Director and controlling member of CMG. Mr. Kirt F. Bjork is Executive Vice President, Director, Secretary and controlling member of CMG. CMG is engaged in providing a variety of investment advisory services. CMG is an affiliate of M.R. Beal & Company, L.P., a registered broker-dealer.

Subject to the approval of the Board of Trustees of the Trust, CMG is authorized to pursue the investment objective of the Fund by investing all of the Fund's investable assets in another pooled investment fund, such as the Portfolio. When the Fund pursues its investment objective in this manner, the investment advisory fee payable to CMG by the Fund is reduced by the full amount of the Portfolio's advisory fee and other ordinary operating expenses of the Portfolio that are borne by the Fund as an investor in the Portfolio. The Board of Trustees of the Trust has authorized CMG to invest the Fund's assets in the Portfolio.

CMG is also authorized, at its own expense, to retain Cadre Financial Services, Inc. to provide administrative services to the holders of Advisor Shares.

THE PORTFOLIO'S ADVISER. Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, NY 11779, serves as the investment adviser of the Portfolio (the "Portfolio Adviser"). The Portfolio Adviser is an indirect wholly owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading guarantor of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

As of December 31, 2001, the Portfolio Adviser provided investment advisory services to accounts with assets of approximately $4.4 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $10.3 billion.

The Portfolio pays the Portfolio Adviser a monthly fee which is computed at the following annual rates:

           0.080% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.070% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.060% on average daily net assets in excess of $3 billion

In consideration of this fee, the Portfolio Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Portfolio Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Portfolio Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through brokers, dealers and other financial intermediaries that sell shares of the Fund or make shares available to their customers or directly through Ambac Securities, Inc., which serves as the distributor of Advisor Shares of the Fund (the "Distributor"). A business day is any day that the Federal Reserve Bank of New York is open.


All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received by the Fund on a timely basis and the investor notifies the Fund prior to 4:00 p.m. Eastern time on the day the wire transfer credit is sought by calling 1-800-221-4524 (select option 2), or by using Compass, the Fund's Internet-based information service. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value."


Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received if the purchase payment is being made by check).


To permit CMG to manage the Fund most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option
2).


Prior to making an initial investment, a completed New Account Application must be mailed to:

                    CMG Money Market Fund--Advisor Shares
                     905 Marconi Avenue
                     Ronkonkoma, New York 11779

Upon approval of the New Account Application, an account number will be provided. To obtain a New Account Application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:

                     CMG Money Market Fund--Advisor Shares
                     U.S. Bank, N.A.
                     Minneapolis, MN
                     ABA # 091 000 022
                     Cr. Acct # 150080682126
                     Further Credit:
                     Entity Name:

                     ---------------------
                     Fund Account #

PURCHASE BY CHECK. Shares may also be purchased by check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: CMG Money Market Fund--Advisor Shares. Purchase checks should be sent to:

                     CMG Money Market Fund--Advisor Shares
                     905 Marconi Avenue
                     Ronkonkoma, NY  11779

PURCHASE USING INTERNET-BASED INFORMATION SERVICE. Shares may be purchased through Compass, the Fund's Internet-based information service. This method of purchase is available to investors who complete and submit a Compass Internet Service Authorization Form. The completed form should be sent to:

                     CMG Money Market Fund--Advisor Shares
                     905 Marconi Avenue
                     Ronkonkoma, NY  11779

A Compass Internet Service Authorization Form can be obtained by logging onto the Compass website at www.Ambac-Cadre.com or by calling 1-800-221-4524 (select option 2).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. The Fund may close your account if it has no balance and there has been no activity for six months. However, you will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business day's net asset value. However, on days for which the PSA recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until a New Account Application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Fund, including securities received by the Fund from the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted by the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities market on days when the PSA recommends an early closing of that market.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the New Account Application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. Each signature must be guaranteed. The Fund's transfer agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                     CMG Money Market Fund--Advisor Shares
                     905 Marconi Avenue
                     Ronkonkoma, New York  11779

REDEMPTION REQUESTS USING COMPASS. Shares may be redeemed through Compass, the Fund's Internet-based information service. This method of redemption is available to shareholders who complete and submit a Compass Internet Service Authorization Form. The form should be sent to:

                     CMG Money Market Fund--Advisor Shares
                     905 Marconi Avenue
                     Ronkonkoma, NY 11779


These forms can be obtained by logging onto the Compass website at www.Ambac-Cadre.com or by calling 1-800-221-4524 (select option 2).

                                 NET ASSET VALUE

Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Fund's transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.


                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

The Fund is required to withhold and remit to the U.S. Treasury a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. For amounts paid during 2002 and 2003, the backup withholding rate is 30%. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                                DISTRIBUTION PLAN

The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Under the distribution plan, the Fund makes payments to the Distributor for services it provides in connection with the sale and distribution of shares of the Fund ("Distribution Services"). These payments shall not exceed the annual rate of 0.25% of the Fund's average daily net assets.

The Distributor may enter into agreements to compensate brokers, dealers and other financial institutions whose customers purchase shares of the Fund and which provide Distribution Services. From its compensation under the distribution plan, the Distributor makes payments to brokers, dealers and other financial institutions for Distribution Services based on the value of shares held by customers of the particular broker, dealer or other financial institution.

Because the payments are made from Fund assets on an ongoing basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales related charges.

                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on December 4, 2001. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this prospectus, the Trust has only one series of its shares outstanding, representing interests in the Fund. These shares are divided into two classes of shares (Institutional Shares and Advisor Shares). The Board of Trustees of the Trust has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of any other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted on by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Institutional Shares and Advisor Shares will also vote as separate classes on certain matters. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series or class vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will have the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not currently invest directly in securities. Instead, it pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Board of Trustees of the Trust believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and substantially the same investment policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matter concerning the Portfolio, the Fund will either hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters or the Fund will vote its shares in the same proportion as the vote of all other holders of the shares of the Portfolio.

Shares of the Portfolio are held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio will differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Ambac Securities, Inc., a broker-dealer affiliated with the Portfolio Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, NY 11779.

TRANSFER AGENT. Cadre Financial Services, Inc. serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.







                                      -15

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                             INVESTMENT ADVISER AND
                                  ADMINISTRATOR
                     Capital Management Group Advisors, LLC
                                 67 Wall Street
                            New York, New York 10005

                                   DISTRIBUTOR
                             Ambac Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing in Advisor Shares. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (SEC) in a Statement of Additional Information (SAI) dated April 15, 2002. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-10615

                              CMG MONEY MARKET FUND

                         A SERIES OF CMG INVESTORS TRUST

                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                 April 15, 2002



===============================================================================
CMG Money Market Fund is a series of CMG Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

This Prospectus provides important information about Institutional Shares of the Fund that you should know about before investing.

No sales charge is imposed on the purchase or redemption of shares.
===============================================================================



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                              CMG MONEY MARKET FUND
                         A SERIES OF CMG INVESTORS TRUST


ABOUT THE FUND...............................................................1

EXPENSES AND FEES............................................................2

INVESTMENT OBJECTIVE AND POLICIES............................................3

MANAGEMENT ARRANGEMENTS......................................................5

HOW TO BUY SHARES............................................................7

HOW TO REDEEM SHARES.........................................................9

NET ASSET VALUE.............................................................11

DIVIDENDS AND DISTRIBUTIONS.................................................11

TAXES.......................................................................11

PERFORMANCE INFORMATION.....................................................12

ADDITIONAL INFORMATION......................................................12

                                 ABOUT THE FUND

INVESTMENT GOALS. The Fund, CMG Money Market Fund, is a series of CMG Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, hospitals, universities, municipalities and their political subdivisions and agencies

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Money Market Portfolio is a series of Cadre Institutional Investors Trust. The Money Market Portfolio has the same investment objective and substantially the same investment policies as the Fund.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

           -         U.S. Government Obligations

           -         Bank Obligations

           -         Commercial Paper

           -         Repurchase Agreements

PRINCIPAL RISKS. Because the Money Market Portfolio invests in debt securities, a decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the value of the Portfolio's investment will be adversely affected and the Fund's net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                EXPENSES AND FEES

The following Table summarizes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchase............................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees(1)........................................................0.24%
Distribution (12b-1) Fees.................................................0.00%
Other Expenses(2).........................................................0.11%
Total Annual Fund Operating Expenses(3)...................................0.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:


--------

1 Includes the investment advisory fee payable by the Fund to Capital Management Group Advisors, LLC, the Fund's investment adviser. This fee is reduced by the full amount of the investment advisory fee and ordinary operating expenses of the Money Market Portfolio which are borne by the Fund as an investor in the Money Market Portfolio.

2 Based on estimate of expenses for the fiscal year, assuming that the net assets of the Fund are $300 million.

3 Capital Management Group Advisors, LLC has contractually agreed to pay or absorb expenses of the Fund (including the Fund's share of the Money Market Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund with respect to the Institutional Shares do not exceed 0.35% of the Fund's average daily net assets on an annual basis. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess Fund expenses paid or absorbed by Capital Management Group Advisors, LLC under the expense limitation agreement are carried forward and are required to be repaid by the Fund in the future up to three years after the expense is incurred, but only if repayment by the Fund does not cause the expense limitation to be exceeded. The fees and expenses described in this table and in the example below include the fees and expenses of the Fund and the Fund's share of fees and expenses of the Money Market Portfolio.

                               1 YEAR               3 YEARS
                               ------               -------

                               $35.81               $112.51

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. CMG Money Market Fund (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio is a series of Cadre Institutional Investors Trust ("CIIT").

The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Portfolio Adviser"), the Portfolio's investment adviser, to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of CIIT. In addition, any security purchased by the Portfolio must at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated securities. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, Portfolio Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Portfolio Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS. These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities if it is not legally obligated to do so.

BANK OBLIGATIONS. These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Bankers' acceptances are bills of exchange guaranteed by a bank or trust company for payment within one to six months.

Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the issuer of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

REPURCHASE AGREEMENTS. These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements only with respect to securities that it may purchase under its investment policies, but without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed. Repurchase agreements themselves are not rated by NRSROs. However, the Portfolio enters into repurchase agreements only with securities dealers and other financial institutions that are rated at least either A-1/P-1 by Standard & Poor's Credit Market Services ("S&P") or Moody's Investors Services, Inc. ("Moody's"), respectively.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow money for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and industry concentration described above, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of CMG Investors Trust (the "Trust").

THE MANAGER OF THE FUND. Capital Management Group Advisors, LLC ("CMG"), 67 Wall Street, New York, New York 10005, serves as the investment adviser of the Fund. CMG is responsible for managing the Fund's investment portfolio and providing various administrative services to the Fund. For these services, the Fund pays a monthly fee to CMG which is computed at the annual rate of 0.24% of the Fund's average daily net assets.

CMG is a limited liability company which was formed in November 1999. Mr. Bernard B. Beal is the Chairman of the Board, President, Director and controlling member of CMG. Mr. Kirt F. Bjork is Executive Vice President, Director, Secretary and controlling member of CMG. CMG is engaged in providing a variety of investment advisory services. CMG is an affiliate of M.R. Beal & Company, L.P., a registered broker-dealer.

Subject to the approval of the Board of Trustees of the Trust, CMG is authorized to pursue the investment objective of the Fund by investing all of the Fund's investable assets in another pooled investment fund, such as the Portfolio. When the Fund pursues its investment objective in this manner, the investment advisory fee payable to CMG by the Fund is reduced by the full amount of the Portfolio's advisory fee and other ordinary operating expenses of the Portfolio that are borne by the Fund as an investor in the Portfolio. The Board of Trustees of the Trust has authorized CMG to invest the Fund's assets in the Portfolio.

CMG is also authorized, at its own expense, to retain Cadre Financial Services, Inc. to provide administrative services to the holders of Institutional Shares.

THE PORTFOLIO'S ADVISER. Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, NY 11779, serves as the investment adviser of the Portfolio (the "Portfolio Adviser"). The Portfolio Adviser is an indirect, wholly owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a guarantor of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

As of December 31, 2001, the Portfolio Adviser provided investment advisory services to accounts with assets of approximately $4.4 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $10.3 billion.

The Portfolio pays the Portfolio Adviser a monthly fee which is computed at the following annual rates:

           0.080% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.070% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.060% on average daily net assets in excess of $3 billion

In consideration of this fee, the Portfolio Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Portfolio Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Portfolio Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through Ambac Securities, Inc., which serves as the distributor of Institutional Shares of the Fund (the "Distributor"), and through brokers, dealers and other financial intermediaries that sell Institutional Shares of the Fund or make shares available to their customers. A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received by the Fund on a timely basis and the investor notifies the Fund prior to 4:00 p.m. Eastern time on the day the wire transfer credit is sought by calling 1-800-221-4524 (select option 2), or by using Compass, the Fund's Internet-based information service. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received if the purchase payment is being made by check).

To permit CMG to manage the Fund most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option
2).

Prior to making an initial investment, a completed New Account Application must be mailed to:

           CMG Money Market Fund--Institutional Shares
           905 Marconi Avenue
           Ronkonkoma, New York  11779

Upon approval of the New Account Application, an account number will be provided. To obtain a New Account Application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:

           CMG Money Market Fund--Institutional Shares
           U.S. Bank, N.A.
           Minneapolis, MN
           ABA # 091 000 022
           Cr. Acct # 104755879509
           Further Credit:
           Entity Name:
           ---------------------
           Fund Account #

PURCHASE BY CHECK. Shares may also be purchased by check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: CMG Money Market Fund--Institutional Shares. Purchase checks should be sent to:

           CMG Money Market Fund--Institutional Shares
           905 Marconi Avenue
           Ronkonkoma, NY  11779

PURCHASE USING INTERNET-BASED INFORMATION SERVICE. Shares may be purchased through Compass, the Fund's Internet-based information service. This method of purchase is available to investors who complete and submit a Compass Internet Service Authorization Form. The completed form should be sent to:

           CMG Money Market Fund--Institutional Shares
           905 Marconi Avenue
           Ronkonkoma, NY  11779

A Compass Internet Service Authorization Form can be obtained by logging onto the Compass website at www.Ambac-Cadre.com or by calling 1-800-221-4524 (select option 2).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. The Fund has no required minimum initial investment. Subsequent investments may be made in any amount. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business day's net asset value. However, on days for which the PSA recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until a New Account Application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Fund, including securities received by the Fund from the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted by the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities market on days when the PSA recommends an early closing of that market.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the New Account Application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. Each signature must be guaranteed. The Fund's transfer agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

           CMG Money Market Fund--Institutional Shares
           905 Marconi Avenue
           Ronkonkoma, New York  11779

REDEMPTION REQUESTS USING COMPASS. Shares may be redeemed through Compass, the Fund's Internet-based information service. This method of redemption is available to shareholders who complete and submit a Compass Internet Service Authorization Form. The form should be sent to:

           CMG Money Market Fund--Institutional Shares
           905 Marconi Avenue
           Ronkonkoma, NY 11779

These forms can be obtained by logging onto the Compass website at www.Ambac-Cadre.com or by calling 1-800-221-4524 (select option 2).

                                 NET ASSET VALUE

Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Fund's transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold and remit to the U.S. Treasury a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. For amounts paid during 2002 and 2003, the backup withholding rate is 30%. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on December 4, 2001. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this prospectus, the Trust has only one series of its shares outstanding, representing interests in the Fund. These shares are divided into two classes of shares (Institutional Shares and Advisor Shares). The Board of Trustees of the Trust has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of any other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Institutional Shares and Advisor Shares will also vote as separate classes on certain matters. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will have the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not currently invest directly in securities. Instead, it pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Board of Trustees of the Trust believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and substantially the same investment policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will either hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters or the Fund will vote its shares in the same proportion as the vote of all other holders of the shares of the Portfolio.

Shares of the Portfolio are held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio will differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Ambac Securities, Inc., a broker-dealer affiliated with the Portfolio Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, NY 11779.

TRANSFER AGENT. Cadre Financial Services, Inc. serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.


                             INVESTMENT ADVISER AND
                                  ADMINISTRATOR

                     Capital Management Group Advisors, LLC
                                 67 Wall Street
                            New York, New York 10005

                                   DISTRIBUTOR

                             Ambac Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN

                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL

                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.


This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing in Institutional Shares. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (SEC) in a Statement of Additional Information (SAI) dated April 15, 2002. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File Number 811-10615

                              CMG MONEY MARKET FUND
                        (A SERIES OF CMG INVESTORS TRUST)

                              INSTITUTIONAL SHARES
                                 ADVISOR SHARES


                               905 Marconi Avenue
                              Ronkonkoma, New York
                                   11779-7255


        STATEMENT OF ADDITIONAL INFORMATION DATED April 15, 2002,

           CMG Investors Trust (the "Trust") is a diversified, open-end, management investment company. CMG Money Market Fund (the "Fund") is a separate series of the Trust. The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00 per share. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity. See "Investment Policies and Practices." The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"), a series of the Cadre Institutional Investors Trust ("CIIT"). The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Capital Management Group Advisors, LLC (the "Investment Adviser") serves as the investment adviser of the Fund. Cadre Financial Services, Inc. (the "Portfolio Adviser") serves as the investment adviser of the Portfolio. See "Investment Advisory and Other Services."

           Shares of the Fund are offered for sale on a no load basis. No sales commissions or other charges are imposed upon the purchase or redemption of Shares. Advisor Shares require a minimum initial investment of $1,000,000. No minimum initial investment in Institutional Shares is required.

           An investment in the Fund is not insured or guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "Determination of Net Asset Value."

           Information about the Advisor Shares and Institutional Shares of the Fund is set forth in their respective Prospectuses, each dated April 15, 2002, which provide the basic information you should know before investing in Advisor Shares or Institutional Shares. The Prospectuses may be obtained without charge by writing to the Transfer Agent or by calling 1-800-221-4524.

           This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses. It is intended to provide you with additional information regarding the activities and operations of the Fund and the Trust, and should be read in conjunction with the Prospectuses.

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

INVESTMENT POLICIES AND PRACTICES.......................................1

INVESTMENT RESTRICTIONS.................................................4

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................5

PURCHASING SHARES.......................................................6

SHAREHOLDER ACCOUNTS....................................................8

REDEEMING SHARES........................................................8

DETERMINATION OF NET ASSET VALUE........................................9

TAXES..................................................................10

INVESTMENT ADVISORY AND OTHER SERVICES.................................11

TRUSTEES AND OFFICERS..................................................13

COMPENSATION TABLE.....................................................14

EXPENSES...............................................................14

PERFORMANCE INFORMATION................................................14

GENERAL INFORMATION....................................................15

                        INVESTMENT POLICIES AND PRACTICES


      The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, a series of CIIT. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The sections below provide additional information regarding the types of investments that may be made by the Fund and the Portfolio and the investment practices in which they may engage. The Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Fund's assets would either be invested in another investment fund having the same investment objective and substantially the same investment policies as the Fund or be directly invested in securities in accordance with the investment policies described below with respect to the Portfolio.

      The approval of the investors in the Portfolio would not be required to change its investment objective or, except as otherwise stated in the Prospectuses or this Statement of Additional Information, any of the Portfolio's investment policies or restrictions.

       TREASURY, GOVERNMENT AND AGENCY SECURITIES. The Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in the Prospectuses, Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by the Portfolio may include variable and floating rate securities, which are described in the Prospectuses.

      BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

      REPURCHASE AGREEMENTS. As discussed in the Prospectuses, the Portfolio may enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by the Portfolio, involves the acquisition by the Portfolio of a security from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Portfolio through repurchase agreements are not subject to any limitation as to maturity. The Portfolio may enter into repurchase agreements maturing in more than seven days. However, the Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would be invested in (i) repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less, and (ii) other illiquid investments.

      Because repurchase agreements involve certain risks not associated with direct investment in securities, the Portfolio follows procedures designed to minimize these risks. These procedures include requirements that the Portfolio Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the Portfolio Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees of CIIT. In addition, the collateral underlying a repurchase agreement is required to be held by Portfolio's custodian (or a subcustodian) in a segregated account on behalf of the Portfolio. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate the collateral. However, the exercise of the Portfolio's right to liquidate collateral could involve certain costs or delays and, to the extent that the proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio will suffer a loss.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As noted in the Prospectuses, the Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when the Portfolio purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for the Portfolio an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When the Portfolio enters into purchase transactions of this type, its custodian maintains, in a segregated account for the Portfolio, cash and debt obligations held by the Portfolio and having a value equal to or greater than the Portfolio's purchase commitments. When the Portfolio has sold a security on a when-issued or delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When the Portfolio enters into a sales transaction of this type, its custodian segregates the securities sold on a delayed delivery basis to cover the Portfolio's settlement obligations.

      ASSET-BACKED COMMERCIAL PAPER. Asset-backed commercial paper may be purchased by the Portfolio. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivable constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.

      PARTICIPATION INTERESTS. The Portfolio may purchase from financial institutions participation interests in securities of the type in which the Portfolio may directly invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by Government Securities, or, in the case of unrated participation interests, the Portfolio Adviser must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      ILLIQUID INVESTMENTS. The Portfolio may invest up to 10% of its net assets in illiquid investments, including repurchase agreements having maturities of more than seven days. Illiquid investments may include restricted securities which are issued in private placement transactions and may not be resold without registration under the Securities Act of 1933 (the "1933 Act") or an applicable exemption from such registration. The absence of a trading market for illiquid securities can make it difficult to ascertain a market value for those investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible to sell them promptly at an acceptable price. Restricted securities eligible for resale in exempt transactions pursuant to Rule 144A under the 1933 Act will not be considered to be illiquid if the securities have been determined to be liquid by the Portfolio Adviser pursuant to procedures adopted by the Board of Trustees of CIIT.

      INVESTMENT CHARACTERISTICS. In managing the Portfolio, the Portfolio Adviser attempts to balance the Portfolio's goal of seeking high income with its goal of seeking to preserve capital. For this reason, the Portfolio does not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by the Portfolio and the Portfolio's average portfolio maturity will vary from time to time as the Portfolio Adviser deems consistent with the Portfolio's investment objective, which is the same as the investment objective of the Fund, and the Portfolio Adviser's assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.

      When market rates of interest increase, the market value of debt obligations held by the Portfolio will decline. Conversely, when market rates of interest decrease, the market value of obligations held by the Portfolio will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the amount of daily dividends of the Fund and, in extreme cases, changes in interest rates could cause the net asset value per share of the Fund to decline. See "Determination of Net Asset Value." In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or the Fund or the Portfolio may have to borrow money and incur interest expense. The Portfolio Adviser seeks to manage investment risk by purchasing and selling investments for the Portfolio consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that the Fund or the Portfolio will achieve their investment objectives.

      INVESTMENT RATINGS. Commercial paper purchased by the Portfolio must at the time of purchase meet certain ratings requirements, as described in the Prospectuses. The rating categories that satisfy these ratings requirements which have been established by Standard & Poor's Credit Market Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), and Thomson Bank Watch, Inc. ("BankWatch"), are as follows:

      Commercial Paper Ratings:

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1+ (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment.

      CHANGES IN RATINGS. After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, the Board of Trustees of CIIT determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of CIIT finds that the sale of the security would not be in the Portfolio's best interest.


                             INVESTMENT RESTRICTIONS

      The Fund and the Portfolio are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities. A "majority of the outstanding voting securities" of the Fund or the Portfolio for this purpose means the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Whenever there is a vote on a change in the fundamental restrictions of the Portfolio or in a policy of the Portfolio which cannot be changed without a shareholder vote, the Trust will hold a meeting of its shareholders and will vote the Fund's shares of the Portfolio as instructed by shareholders of the Fund. The Fund's shares of the Portfolio will be voted for and against the proposed change in the same manner as shares of the Fund are voted or the Fund will vote its shares in the same proportion as the vote of all other holders of the shares of the Portfolio. As to shares of the Fund that are not voted by shareholders, the Fund will vote those shares in the same proportion as shares of the Fund's shareholders who give voting instructions are voted . Thus, shareholders of the Fund who do not vote will have no effect on the outcome of matters being voted upon by the Fund as an investor in the Portfolio.

      Pursuant to their fundamental investment restrictions, the Fund and the Portfolio may not:

      (1) Purchase a security, other than a Government Security, if as a result of such purchase, more than 5% of the value of the Fund's or Portfolio's assets would be invested in the securities of any one issuer, or the Fund or Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer; provided that the Fund may invest all of its investable assets in another fund that has the same investment objective and substantially the same investment policies as the Fund. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)

      (2) Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Fund's or Portfolio's total assets would be invested in the securities of issuers engaged in any one industry; except that each of the Fund and the Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks, and provided that the Fund may invest all of its investable assets in another fund that has the same investment objective and substantially the same investment policies as the Fund. The types of bank obligations in which the Fund and the Portfolio may invest include certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks that are uninsured, direct obligations bearing fixed, floating or variable interest rates. The particular bank obligations in which the Fund and the Portfolio invest will be determined by the Portfolio Adviser (or the Investment Adviser, if the Fund is investing in such securities directly) based upon available yields and the credit-worthiness of the issuing bank.

      (3) Issue senior securities as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), or borrow money, except that the Fund and the Portfolio may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). Neither of the Fund nor the Portfolio may make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit the Fund or the Portfolio from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

      (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Fund and the Portfolio, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein.

      (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund or the Portfolio may be deemed to be an underwriter under the 1933 Act.

      (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.

      (7) Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

      (8) Pledge, hypothecate, mortgage or otherwise encumber the Fund's or the Portfolio's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

      The Fund and the Portfolio have the following additional investment restrictions which are not fundamental. The Board of Trustees may change these restrictions with respect to the Fund, without a vote of shareholders. The Board of Trustees of CIIT may change these restrictions with respect to the Portfolio, without a vote of its shareholders. Under these restrictions, the Fund and the Portfolio may not:

       (1) Make investments for the purpose of exercising control or management of another company.

       (2) Participate on a joint or joint and several basis in any trading account in securities.

       (3) Purchase any illiquid securities, including repurchase agreements maturing in more than seven days, if as a result more than 10% of the value of the Fund's or the Portfolio's net assets would be invested in illiquid securities and such repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

       (4) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

       (5) Invest in warrants or rights.

       (6) Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as the Fund may invest all of its investable assets in another fund which has the same investment objective and substantially the same investment policies as the Fund.

      Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this Statement of Additional Information, and those set forth in the Prospectuses, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by the Portfolio or the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to the general supervision of the Board of Trustees of CIIT, the Portfolio Adviser is responsible for decisions to buy and sell securities for the Portfolio and for the selection of dealers to effect those transactions. Purchases of securities for the Portfolio will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Portfolio does not normally incur brokerage commissions on transactions in the types of securities in which it invests. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession).

      In placing orders for the purchase and sale of investments for the Portfolio, the Portfolio Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to CIIT or the Portfolio Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Portfolio Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Portfolio Adviser and its affiliated companies, and may not in all cases benefit the Fund or the Portfolio. While such services are useful and important in supplementing the Portfolio Adviser's own research and facilities, the Portfolio Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

      The Portfolio Adviser serves as the investment adviser to other clients, including other series of CIIT, other investment funds and companies, and follows a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including the Portfolio, in a particular transaction, but is expected to benefit all clients on a general basis.

      The Portfolio Adviser and its affiliates may invest in the same securities that are purchased for its clients. This at times may adversely affect the prices that can be obtained in transactions for the Portfolio or the availability of securities for purchase by the Portfolio. In the case of simultaneous orders to purchase or sell the same securities being handled by the Portfolio Adviser and involving a client account and the account of the Portfolio Adviser or one of its affiliates, client orders will be given preference so that client transactions will not be adversely affected by transactions being placed by the Portfolio Adviser for its own account or for the accounts of its affiliates. Investments made on behalf of the Portfolio Adviser or its affiliates are effected in transactions which are separate from any transactions for the accounts of clients in the same securities.


                                PURCHASING SHARES

As described under "How To Buy Shares" in the Prospectuses, Institutional Shares and Advisor Shares of the Fund are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by the distributor of the Fund's shares. Net asset value is separately computed once daily for Advisor Shares and Institutional Shares, on each day on which the Federal Reserve Bank of New York is open (each, a "Business Day"). See "Determination of Net Asset Value."

      PURCHASES BY CHECK. Shares of the Fund may be purchased by check as described in the Prospectuses. If a check to purchase shares does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Fund or the Distributor as a result of the redemption or non-clearance.

      DISTRIBUTION AGREEMENT FOR THE FUND. Ambac Securities, Inc. (the "Distributor") serves as the exclusive distributor of Advisor Shares and Institutional Shares of the Fund, pursuant to a distribution agreement with the Trust dated as of April 4, 2002 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Fund are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay to such dealers and institutions, in connection with sales or the distribution of shares of the Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by the Fund and will not be an expense of the Fund.

     The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the Trust, the Investment Adviser, the Portfolio Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), approved the Distribution Agreement at a meeting held in person on January 11, 2002. The Distribution Agreement will remain in effect for an initial term of two years and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. The Fund is authorized to bear expenses relating to the distribution of Advisor Shares or the servicing of shareholder accounts, pursuant to a Rule 12b-1 plan. See "Distribution Plan (Advisor Shares Only)." In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.

       Ambac Securities, Inc. is a wholly-owned subsidiary of Ambac Capital Corporation, which in turn is a wholly-owned subsidiary of Ambac Financial Group, Inc. The address of Cadre Securities, Inc. is 905 Marconi Avenue, Ronkonkoma, New York 11779.

      DISTRIBUTION PLAN (ADVISOR SHARES ONLY). The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act under which the Fund with respect to Advisor Shares makes monthly payments to the Distributor in an amount computed at the annual rate of 0.25% of the Fund's average daily net assets with respect to Advisor Shares to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of Advisor Shares of the Fund.

     The Distribution Plan was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan ("Qualified Trustees"), at a meeting held in person on January 11, 2002. The Distribution Plan provides that it will continue in effect for a period of one year from the date of its execution and may be continued in effect from year to year provided that such continuance is approved annually by a vote of both a majority of the Qualified Trustees and the Board of Trustees in the manner specified by Rule 12b-1 under the 1940 Act. The Distribution Plan requires that the Distributor provide the Board of Trustees and that the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. In addition, the Distribution Plan provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Trust, then in office.

      The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the Fund (as defined by the 1940 Act). The Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the holders of shares of the Funds involved and may not be materially amended in any other respect without a vote of the majority of both the Board of Trustees and the Qualified Trustees.

      Payments made by the Fund to the Distributor pursuant to the Distribution Plan are not directly tied to actual expenses incurred by the Distributor. Thus, the amount of payments made by the Fund during any year may be more or less than actual expenses relating to the distribution of Advisor Shares that are incurred by the Distributor. However, the Fund is not liable to pay any Fund related expenses incurred by the Distributor in excess of the amounts paid pursuant to the Distribution Plan.

      The Distribution Plan was approved by the Board of Trustees based upon determinations that functions performed by the Distributor, brokers, dealers and other financial institutions should help to make the Fund more attractive to certain investors and to provide a greater scope and quality of services to shareholders who invest in Advisor Shares. For these reasons, the Board of Trustees determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and the shareholders who own Advisor Shares.

      The Trustees and officers of the Trust who are directors, officers or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plan.


                              SHAREHOLDER ACCOUNTS

      Cadre Financial Services, Inc., in its capacity as transfer agent for the Fund (the "Transfer Agent"), maintains one or more accounts for each shareholder reflecting the amount of full and fractional shares of the Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Fund.

      SUB-ACCOUNT SERVICES. Special procedures have been designed for investors wishing to open multiple accounts to meet requirements regarding the segregation of funds or for accounting convenience. Individual sub-accounts may be opened at any time by written advice or by filing forms supplied by the Transfer Agent. Procedures are available to identify sub-accounts by name and number.

      When sub-accounts have been established, the Transfer Agent provides written confirmations of transactions in sub-accounts. The Transfer Agent also provides monthly statements setting forth the share balance of and the dividends and other distributions paid to each sub-account for the current month, as well as for the year-to-date. Further information on this service is available from the Transfer Agent.

      MINIMUM ACCOUNT BALANCE. Under the Declaration of Trust, the Trust has the right to redeem all shares of the Fund held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than $1 million or such lesser dollar amount as may be specified by the Trustees, which lesser amount may be no greater than the then applicable minimum initial investment amount in the Fund. Currently, an inactive account in the Fund with no balance for a period of six months may be closed at the discretion of the Trust. The applicable procedures are described in the Prospectuses. The Trust is under no obligation to compel the redemption of any account.


                                REDEEMING SHARES

      Redemption proceeds are normally paid as described in the Prospectuses. However, the payment of redemption proceeds by the Fund may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to pay any redemption or redemptions in cash, a redemption payment by the Fund may be made in whole or in part by a distribution in kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                        DETERMINATION OF NET ASSET VALUE

      The Prospectuses describe the days on which the net asset value per share of the Fund is computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is separately computed for Advisor Shares and Institutional Shares and is computed once daily, normally as of 4:00 p.m. (Eastern time), on each day on which the Federal Reserve Bank of New York is open. The Federal Reserve Bank of New York currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

      Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.

      The value of the Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Fund are determined.

      In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by the Portfolio. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for the Portfolio and each class of shares of the Fund. However, no assurance can be given that the Portfolio or the Fund will be able to maintain stable share prices.

      Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by the Portfolio will generally fluctuate as a result of changes in prevailing interest rate level and other factors.

      In order to use the amortized cost method of valuation, the Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Portfolio Adviser, under procedures adopted by the Board of Trustees of CIIT, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

      In addition, procedures have been adopted by the Board of Trustees of the Trust and the Board of Trustees of CIIT which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Portfolio and the Fund as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees of CIIT, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board of Trustees of CIIT will promptly consider what action, if any, should be taken. The Boards of Trustees of the Trust and of CIIT will take such action as they deem appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

                                      TAXES

     It is the policy of the Trust to distribute each fiscal year substantially all of the Fund's net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Fund will qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, the Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's gross assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's gross assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its gross assets is invested in the securities of any one issuer (other than Government Securities). The Portfolio has elected to be treated as a partnership for federal income tax purposes and therefore believes that it will not be required to pay any federal or state income or excise taxes.

     The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute at least an amount equal to the sum of 90% of their net ordinary income, determined on a calendar year basis, and 90% of their capital gains net income, determined on a September 30th year end. The Trust intends to distribute the income and capital gains of the Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

      Dividends of the Fund declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.


                     INVESTMENT ADVISORY AND OTHER SERVICES

     THE INVESTMENT ADVISER. The Investment Adviser is a Delaware limited liability company formed in November 1999, with offices at 67 Wall Street, New York, New York 10005. Mr. Bernard B. Beal is Chairman of the Board, President, Director and the controlling member of the Investment Adviser. Mr. Beal has also served as Chief Executive Officer of M.R. Beal & Company, L.P. a registered broker-dealer and affiliate of the Investment Adviser since March 1988. Previously, Mr. Beal was Senior Vice President and First Vice President of Shearson Lehman Hutton, Inc. and E.F. Hutton & Company, respectively.

     Mr. Kirt F. Bjork is Executive Vice President, Director, Secretary and controlling member of the Investment Adviser. Mr. Bjork has also served as President of Trinity Distributors, LLC, a registered broker-dealer and affiliate of the Investment Adviser, since 1998. From 1996 to 1998, he was a sales representative for Aeltus Investment Management Inc., a registered investment adviser.

      THE INVESTMENT MANAGEMENT AGREEMENT. The Investment Adviser is responsible for managing the Fund's investment portfolio and for providing various administrative services to the Fund pursuant to the terms of an investment management agreement dated April 4, 2002 (the "Investment Management
Agreement") entered into by the Trust on behalf of the Fund and the Investment Adviser. Administrative services required to be provided by the Investment Adviser include: (i) maintaining such office facilities as necessary to provide the services to the Fund; (ii) furnishing non-investment related statistical and research data, data processing services, clerical services, executive and administrative services, and stationery and office supplies in connection with its services; (iii) maintaining the accounting books and records of the Fund and other required books and records; (iv) assisting in the preparation of periodic reports to shareholders and its regular filings; (v) providing the services of persons employed by the Investment Adviser or its affiliates who may be appointed as officers of the Trust by the Trust's Board of Trustees; (vi) furnishing corporate secretarial services including preparation and distribution of materials for Board of Trustees meetings; (vii) assisting in the preparation of the Trust's Registration Statement registering the shares of the Fund and any Pre-Effective and Post-Effective Amendments to the Trust's Registration Statement, Notices of Annual or Special Meetings of Shareholders and Proxy Materials relating to such materials; (viii) assisting the Fund in routine regulatory examinations, and working closely with outside counsel to the Fund in response to any litigation, investigations or regulatory matters; and (ix) assisting in the preparation of the financial statements of the Fund and in coordinating the annual audit of such financial statements by the independent auditors of the Trust (collectively, the "Administrative Services").

      Pursuant to the Investment Management Agreement, the Investment Adviser is authorized, at its own expense, to retain Cadre Financial Services, Inc. or one of its affiliates to provide Administrative Services to the Fund. The agreement also authorizes the Investment Adviser to pursue the Fund's investment objective by having the Fund invest all of its investable assets in another investment fund, selected by the Investment Adviser, that has the same investment objective and substantially the same investment policies as the Fund. In reliance on this authority the Investment Adviser has retained Cadre Financial Services, Inc. to provide Administrative Services and has determined to invest the Fund's assets in the Portfolio. All fees payable to Cadre Financial Services, Inc. for Administrative Services are paid by the Investment Adviser and not by the Fund. In addition, as noted in the Prospectuses, the fee payable to the Investment Adviser under the Investment Management Agreement is reduced by the amount of fees and ordinary operating expenses of the Portfolio borne by the Fund as an investor in the Portfolio.

      The Trust has acknowledged in the Investment Management Agreement that the name "CMG" is a proprietary right of the Investment Adviser and its affiliates, and has agreed that the Investment Adviser and its affiliated companies may use and permit others to use that name. If the Investment Management Agreement is terminated, the Trust may be required to cease using the name "CMG" as part of its name or the name of any series of the Trust unless otherwise permitted by the Investment Adviser or any successor to its interest in such name.

     The Investment Management Agreement was approved by the Board of Trustees, including a majority of the Independent Trustees for an initial term expiring two years from the date of its execution at a meeting held in person on January 11, 2002. The Agreement may be continued in effect from year to year after its initial term upon the approval of the holders of a majority of the outstanding shares of the Fund or the approval of the Board of Trustees. Each annual continuance of the Investment Management Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Board of Trustees, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of the Fund, or by the Investment Adviser. The Investment Management Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940 Act and the rules thereunder).

     EXPENSE LIMITATION AGREEMENT. Pursuant to an Expense Limitation Agreement between the Trust on behalf of the Fund and the Investment Adviser, the Investment Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (including any fees or expense reimbursements payable to the Investment Adviser or any affiliates of the Investment Adviser pursuant to such an agreement or any other agreement, but excluding interest, brokerage commissions and extraordinary expenses of the Fund)("Operating Expenses"), and including the Fund's share of the Operating Expenses of the Portfolio in which the Fund invests, which exceed the following per annum rates as a percentage of the average daily net assets with respect attributable to each class of the Fund's shares (the "Expense Limitation"): (i) 0.35% with respect to Institutional Shares; and (ii) 0.60% with respect to Advisor Shares.

     The Expense Limitation will remain in effect as to each class of shares unless and until the Board of Trustees of the Trust approves its modification or termination; provided, however, that the Expense Limitation will terminate as to such class in the event the Investment Management Agreement is terminated by the Trust without the consent of the Investment Adviser and a new agreement with the Investment Adviser or an affiliate of the Investment Adviser does not become effective upon such termination.

      The Trust, on behalf of each class of shares, agrees to carry forward for a period not to exceed three (3) years from the date such expense is paid, waived or absorbed by the Investment Adviser, and to reimburse the Investment Adviser out of assets belonging to the applicable class for, any Operating Expenses of the class in excess of the Expense Limitation that are paid or assumed by the Investment Adviser pursuant to the Expense Limitation. Such reimbursement will be made as promptly as possible, and to the maximum extent permissible, without causing the Operating Expenses of the applicable class for any year to exceed the Expense Limitation. The agreement to reimburse the Investment Adviser for excess expenses of any class paid, waived or absorbed by the Investment Adviser will terminate in the event the Investment Adviser or any affiliate of the Investment Adviser terminates the Investment Management Agreement now in effect between the Trust on behalf of the Fund and the Investment Adviser (or any affiliate of the Investment Adviser) without the consent of the Trust (other than a termination resulting from an assignment).

      THE PORTFOLIO ADVISER. The Portfolio Adviser, a Delaware corporation, with offices at 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly-owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, interest rate swaps, and investment advisory and administration services to states, municipalities, and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

     THE ADVISORY AGREEMENT. Pursuant to an investment advisory agreement with CIIT dated June 17, 1998 (the "Advisory Agreement"), the Portfolio Adviser manages the investment of the assets of the Portfolio, and places orders for the purchase and sale of investments for the Portfolio. The Portfolio Adviser also provides or furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Advisory Agreement. As compensation for services rendered and expenses assumed by the Portfolio Adviser, the Advisory Agreement provides for the payment by the Portfolio of a monthly fee to the Portfolio at the following annual rates of the net assets of the Portfolio:

           0.08% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.07% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.06% on the average daily net assets in excess of $3 billion

      As an investor in the Portfolios, the Fund and its shareholders indirectly bear this fee. However, the fee payable to the Investment Management Agreement is reduced by the amount of this fee and other ordinary operating expenses of the Portfolio.

      The Advisory Agreement was approved by the Board of Trustees of CIIT, including a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of CIIT or the Portfolio Adviser, for an initial term expiring June 17, 2000 at a meeting held in person on June 17, 1998. The Agreement may be continued in effect from year to year after its initial term upon the approval of the holders of shares of the Portfolio or the approval of the Board of Trustees of CIIT. Each annual continuance of the Advisory Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Board of Trustees of CIIT, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of the Portfolio, or by the Portfolio Adviser. The Advisory Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940 Act and the rules thereunder).

      TRANSFER AGENT AGREEMENT. The Portfolio Adviser serves as the transfer agent of the Fund pursuant to the terms of a transfer agent agreement dated April 4, 2002. For these services, the Fund pays a fee computed at the annual rate of [0.05% of the first $250 million of the Fund's average daily net assets, 0.04% on the next $750 million of average daily net assets, and 0.03% of average daily net assets exceeding $1 billion].

                              TRUSTEES AND OFFICERS

      The Board of Trustees has the overall responsibility for monitoring the operations of the Trust and the Fund and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Fund.

      Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                            INDEPENDENT TRUSTEES

     NAME, POSITION WITH             TERM OF OFFICE AND       PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS     OTHER DIRECTORSHIPS
   TRUST, AGE AND ADDRESS           LENGTH OF TIME SERVED                                                        HELD BY TRUSTEE

Adela M. Cepeda,                    Since January 2002        President, A.C. Advisory, Inc.                  Director, Lincoln
Trustee, 43                                                   (financial advisor), 1995 to present.           National Income Fund,
70 W. Madison Street, Suite 1515                                                                              Inc.; Director,
Chicago, Illinois  60602                                                                                      Lincoln National
                                                                                                              Income Fund, Inc.;
                                                                                                              Director, Fort
                                                                                                              Dearborn Income
                                                                                                              Securities, Inc.

Toni G. Fay,                        Since January 2002        Senior Advisor, AOL TimeWarner Inc., 1982 to    None
Trustee, 54                                                   the present.
233 W. Hudson Avenue
Englewood, New Jersey  07631

Stanley E. Grayson,                 Since January 2002        Attorney/Advisor                                None
Trustee, 41                                                   (self-employed/legal/financial advisory),
601 East 20th Street                                          2001 to present; Managing Director,
Apt. MC                                                       Prudential Securities, Inc.,
New York, New York 10010                                      1996 to 2001.

Jacqueline Hurd-Daniels,            Since January 2002        Director of Development,                        None
Trustee, 51                                                   John Jay College of Criminal Justice,
899 Tenth Avenue, Room 624T                                   2001 to present; Manager of Landmark Guest
New York, New York  10031                                     Rooms, Union Theological Seminary, 1994 to
                                                              1996.

Scott Pierce,                       Since January 2002        Retired,  1995 to present;                      None
Trustee, 71                                                   Chairman, Concord Trading Corporation
6 South Manursing Road                                        (financial advisor), 2001 to present.
Rye, NY 10580

Antonio R. Riley,                   Since January 2002        State Representative, 18th Assembly District,   None
Trustee, 38                                                   State of Wisconsin, 1995 to present.
1132 N. 22nd Street
Milwaukee, WI 53708

Martin Schwartzberg,                Since January 2002        Chairman, National Foundation for Affordable    None
Trustee, 59                                                   Housing Solutions, 1990 to present; Chairman,
11200 Rockville Pike                                          Housing, Inc., 1990 to present; Chairman,
Rocksville, MD 20852                                          CMS, Inc., 1990 to present.


                                                  INTERESTED TRUSTEES AND OFFICERS


  NAME, POSITION WITH             TERM OF OFFICE AND          PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS    OTHER DIRECTORSHIPS
TRUST, AGE AND ADDRESS           LENGTH OF TIME SERVED                                                          HELD BY TRUSTEE
----------------------           ---------------------        --------------------------------------------    -------------------

*Bernard B. Beal, Trustee,          Since December 2001       President and CEO of M.R. Beal & Company        None
Chairman, 48                                                  (broker-dealer), 1988 to present; Chairman,
67 Wall Street, 17th Floor                                    President and Controlling Member, Capital
New York, NY 10005                                            Management Group Advisors, LLC, 1999 to
                                                              present

*Kevin J. Burke, Trustee            Since December 2001       President and CEO of Cadre Financial            Trustee, Cadre
President, 53                                                 Services, Inc. and Cadre Securities, Inc.,      Institutional
905 Marconi Avenue                                            2001 to present; Senior Vice President -        Investors Trust
Ronkonkoma, NY 11779                                          Sales, Mitchell Hutchins Institutional
                                                              Investors, 1996-2000.

*Clifton E. Miller,                 Since January 2002        Managing Principal, Cemetics, Inc., 2001  to    None
Trustee, 41                                                   present;Director, Diversity Relations, Verizon
4734 Cliffwood Drive                                          Communications Inc. (telecommunications), 1995
Garland, TX 75043                                             to 2000.


Danielle Buell                              N/A               Vice President and Controller, Cadre            N/A
Treasurer, 32                                                 Financial Services, Inc., 1998 to present;
905 Marconi Avenue                                            Assistant Vice President, Prudential Securities,
Ronkonkoma, NY 11779                                          Inc. (broker-dealer), 1996 to 1998.

Anne G. Gill, Esq.                          N/A               First Vice President, Corporate Secretary and   N/A
Secretary, 38                                                 Assistant General Counsel, Ambac Financial
One State Street Plaza                                        Group, Inc., 1993 to present.
New York, New York  10004

Fred S. Jensen, Esq.                        N/A               Vice President, Chief Compliance Officer,       N/A
Assistant Secretary, 38                                       Cadre Financial Services, Inc., 2000 to
905 Marconi Avenue                                            present; Compliance Analyst, Prudential
Ronkonkoma, NY 11779                                          Securities Inc. (broker-dealer), 1999 to 2000;
                                                              Institutional Sales, H. Jensen Supply Co.,
                                                              1996 to 1999.


* Messrs. Beal, Burke and Miller are Trustees who are "interested persons" (as defined by the 1940 Act) of the Trust by virtue of their affiliations with the Investment Adviser or the Distributor.

     Trustees who are not employees of the Investment Adviser, the Portfolio Adviser or one of their affiliated companies are paid fees by the Trust for their services. These Trustees are each paid an annual retainer of $5,000 and receive an attendance fee of $250 for each meeting of the Board of Trustees they attend. If such Trustees serve as members of the Audit Committee or the Nominating Committee they receive an attendance fee of $250 for each committee meeting they attend, with the Chairman of the Audit Committee receiving an additional $1,000 annual fee. The Audit Committee is comprised of Adela M. Cepeda, Jacqueline Hurd-Daniels, Stanley E. Grayson, Scott Pierce and Antonio R. Riley. The function of the Audit Committee is to recommend to the Board of Trustees independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit and review the performance and fees charged by the independent accountants for professional services. The function of the Nominating Committee is to nominate persons to fill any vacancies on the Board of Trustees. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating Committee is comprised of each of the Independent Trustees. Officers of the Trust receive no compensation from the Trust. All Trustees who are not employees of the Investment Adviser, the Portfolio Adviser or one of their affiliated companies are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses.

      The following table sets forth certain information regarding the compensation to be received by the Trustees of the Trust for the fiscal year ending September 30, 2002.

                               COMPENSATION TABLE

                                          PENSION OR
                                          RETIREMENT             TOTAL
                      AGGREGATE           BENEFITS           COMPENSATION
                     COMPENSATION       ACCRUED AS PART      FROM TRUST PAID
   NAME OF PERSON     FROM TRUST        OF FUND EXPENSES      TO TRUSTEE
   --------------     ----------        ----------------      ----------

Bernard B. Beal            None               None                 None
Kevin J. Burke             None               None                 None
Clifton E. Miller          None               None                 None
Adele M. Cepeda           $6,750              None                $6,750
Jacqueline Hurd-Daniels    5,750              None                 5,750
Toni G. Fay                5,750              None                 5,750
Stanley E. Grayson         5,750              None                 5,750
Scott Pierce               5,750              None                 5,750
Antonio R. Riley           5,750              None                 5,750
Martin Scwartzberg         5,750              None                 5,750



TRUSTEE INTEREST IN THE FUND

     The Trustees own the following amounts in the Fund:

                                                          AGGREGATE DOLLAR RANGE
                                                           OF EQUITY SECURITIES
                                                            IN ALL REGISTERED
                                    DOLLAR RANGE          INVESTMENT COMPANIES
                                     OF EQUITY            OVERSEEN BY DIRECTOR
                                     SECURITIES               IN FAMILY OF
 NAMES OF TRUSTEE                   IN THE FUND           INVESTMENT COMPANIES
 ----------------                   -----------           --------------------

 Bernard B. Beal                  $50,000-$100,000          $50,000-$100,000
 Kevin J. Burke                         None                    None
 Adela M. Cepeda                        None                    None
 Toni G. Fay                            None                    None
 Stanley E. Grayson                     None                    None
 Jacqueline Hurd-Daniels                None                    None
 Clifton E. Miller                      None                    None
 Scott Pierce                           None                    None
 Antonio R. Riley                       None                    None
 Martin Schwartzberg                    None                    None


TRUSTEE INTEREST IN INVESTMENT ADVISER, PORTFOLIO ADVISER, DISTRIBUTOR OR AFFILIATES

     Neither the Trustees who are "not interested" persons of the Trust, as that term is defined by the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Investment Adviser, the Portfolio Adviser, the Distributor or any affiliate of the Investment Adviser, the Portfolio Adviser or the Distributor. Accordingly, neither the Trustees who are "not interested" persons of the Trust, as that term is defined by the 1940 Act, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Investment Adviser, the Portfolio Adviser, the Distributor or any of their affiliates.

TRUSTEE INTEREST IN ANY MATERIAL TRANSACTIONS WITH THE INVESTMENT ADVISER, THE PORTFOLIO ADVISER OR AFFILIATES

     During the two most recently completed calendar years (i.e., since January 1, 2000), neither the Trustees who are "not interested" persons of the Trust, as that term is defined by the 1940 Act, nor members of their immediate family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Investment Adviser, the Portfolio Adviser, the Distributor or any affiliate of the Investment Adviser, the Portfolio Adviser or the Distributor were a party.



                     CONTROL PERSONS AND PRINCIPAL HOLDERS

     Set forth below is information with respect to each person who to the Trust's knowledge, owned beneficially or of record more than 5% of any class of the Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of March 15, 2002.

NAME AND ADDRESS                    NUMBER OF SHARES        % OF CLASS/FUND
----------------                    ----------------        ---------------

Capital Management Group                52,904.22               52.91%
   Advisors, LLC
   67 Wall Street, 17th Floor
   New York, NY 10005

Bernard B. Beal                         27,334.39               27.33%
   67 Wall Street, 17th Floor
   New York, NY 10005

Kirt F. Bjork                           19,761.39               19.76%
   67 Wall Street, 17th Floor
   New York, NY 10005



                                    EXPENSES

      All expenses of the Trust and the Fund not expressly assumed by the Investment Adviser or the Distributor are paid by the Trust. The Fund also bears a pro rata portion of the expenses of the Portfolio as an investor in the Portfolio. Expenses borne by the Trust and the Fund include, but are not limited to: fees for investment advisory, the fees of its transfer agent and custodian; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and out of pocket expenses of Trustees who are not employees of the Investment Adviser, the Portfolio or any one of their affiliate companies; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Trust; fees and expenses of legal counsel; fees and expenses of the Trust's independent auditors; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto). As described under "Investment Advisory and Other Services - Expense Limitation Agreement," the Investment Adviser has agreed to pay or absorb certain expenses of the Fund and the Fund, has agreed to reimburse the Investment Adviser for amounts paid or absorbed pursuant to this agreement, subject to certain conditions and limitations.

                             PERFORMANCE INFORMATION

      CALCULATION OF YIELD. The Fund may publish quotations of "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund.

      Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Effective yield = [(base period return + 1)365/7 ]-1

      CALCULATION OF TOTAL RETURN. The Fund may also disseminate quotations of its average annual total return and other total return data from time to time. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.

      Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

   P(1+T)      =  ERVn
   Where: P    =  a hypothetical initial payment of $1,000
   T           =  average annual total return
   n           =  number of years
   ERV         =  ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.

Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                     ERV - P
                     -------
                       P

      Where:         P  =  a hypothetical initial payment of $1,000
                     ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.

      Yield and total return quotations are based upon the historical performance of the Fund and are not intended to indicate future performance. The yield and total return of the Fund fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Fund's expenses.

                               GENERAL INFORMATION

       ORGANIZATION. The Trust is a Delaware business trust that was organized on December 4, 2001.


      DESCRIPTION OF SHARES. Interests in the Fund are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional Information, there is one series of its shares outstanding. These shares are divided into two classes of shares (Institutional Shares and Advisor Shares).

      All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares of the same class in dividends and distributions declared by the Fund and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

      TRUSTEE AND OFFICER LIABILITY. Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

      SHAREHOLDER LIABILITY. Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

      INDEPENDENT AUDITORS. KPMG LLP, 757 Third Avenue, New York, New York 10017, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements and preparing the tax returns of the Fund. The selection of the independent auditors is approved annually by the Board of Trustees.

       CUSTODIAN. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as custodian of the Fund's assets and maintains custody of the cash and investments of the Fund. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).

      SHAREHOLDER REPORTS. Shareholders of the Fund are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Fund. The financial statements of the Fund are audited each year by the Trust's independent auditors.

       LEGAL COUNSEL. Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Trust.

      REGISTRATION STATEMENT. This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

                            FINANCIAL STATEMENTS AND
                         REPORT OF INDEPENDENT AUDITORS



STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
--------------------------------------------------------------------------------



                                     ASSETS

                                                                        $   --

Cash                                                                     100,000

Receivable from Advisor                                                   45,436
                                                                        --------
          Total assets                                                   145,436
                                                                        --------
                                   LIABILITIES

Other accrued expenses                                                    45,436
                                                                        --------

          Total liabilities                                               45,436
                                                                        --------


Net assets (equivalent to $1.00 per share,
   100,000 Institutional Class shares and
   0 Advisor Class shares of beneficial
   interest outstanding)                                                $100,000
                                                                        ========


See Accompanying Notes to Financial Statements

                            STATEMENT OF OPERATIONS
(For the period December 12, 2001 (date of inception) through February 28, 2002)

                               INVESTMENT INCOME

Investment Income                                               $      --

                                    EXPENSES

Organization Costs                                                   45,436
                                                                -----------
        Total expense                                                45,436

        Less: Fee waivers and expense reimbursements                (45,436)
                                                                -----------
        Net expenses                                                   --
                                                                -----------
        Net investment income                                   $      --
                                                                ===========


See Accompanying Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2002

NOTE 1 - ORGANIZATION

CMG Investors Trust (the "Trust") was organized in December 2001, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of one series, the CMG Money Market Fund ("the Fund"). The Fund is structured as a multi-class fund and is comprised of two classes of shares - the Institutional Shares and the Advisor Shares. The accompanying financial statement is that of CMG Money Market Fund. The Fund has not yet commenced operations.

The Fund will invest all of its investable assets in the Money Market Portfolio ("the Portfolio"), a series of the Cadre Institutional Investors Trust, a registered money market fund under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF CASH
Cash is valued at costs which approximates market value.

EXPENSES OF THE PORTFOLIO
While invested in the Portfolio, expenses incurred by the Trust are allocated in proportion to the net assets of each fund invested in the Portfolio, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

ORGANIZATION COSTS
Organization costs are expensed as they are incurred.

FEDERAL INCOME TAXES
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve itself from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Capital Management Group Advisors, LLC, ("CMG"), whereby CMG provides investment advisory services and administrative services to the Fund. For its services, CMG is paid an annual fee of 0.24% of the Fund's average daily net assets.

CMG has entered into a sub-administration contract with Cadre Financial Services, Inc. ("Cadre") to provide the administrative services to the Fund. For these services, Cadre is paid an annual fee of 0.10% of the Funds' first $250 million average daily net assets, 0.075% of the Funds' next $750 million average daily net assets and 0.05% of the Funds' average daily net assets in excess of $1 billion. This fee is paid by CMG to Cadre from its inclusive investment advisory and administrative services fee and is not an additional expense incurred by the Fund.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder record keeping services to the Fund. For its services, Cadre is paid by the Fund an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Funds' net $750 million average daily net assets and 0.03% of the Fund's average daily net asseets in excess of $1 billion.

Ambac Securities, Inc. (the "Distributor") (formerly known as Cadre Securities, Inc.), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $250 for each meeting of the Board of Trustees they attend. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $250 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 -- WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

CMG has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Shares exceed 0.35% and 0.60% of the Institutional Shares and Advisory Shares average daily net assets, respectively.

The Fund has agreed to reimburse CMG for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are less than the expense limitation of 0.35% and 0.60% (annualized) of the Institutional Shares and Advisory Shares' average daily net assets, respectively.

                         REPORT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareholders
CMG Money Market Fund


We have audited the accompanying statement of assets and liabilities of the CMG Money Market Fund ("the Fund"), a series of the CMG Investors Trust, as of February 28, 2002, and the statement of operations for the period from December 12, 2001 (date of inception) to February 28, 2002. These financial statements are the responsibility of Fund management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether these financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statements provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund, as of February 28, 2002, and the results of its operations for the period from December 12, 2001 to February 28, 2002 in conformity with accounting principles generally accepted in the United States of America.




March  29, 2002